Financial Assets and Financial Liabilities (Details) - Schedule of Cash and Cash Equivalents	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Cash at Bank and in hand:
Cash at bank and in hand	$ 11,657,315				$ 17,159,764
Total	$ 11,657,315	$ 2,721,574	$ 13,453		$ 17,159,764	$ 4,770,507	$ 14,293		$ 22,110,278	$ 25,047,281